Contingencies	12 Months Ended
Dec. 31, 2021
Contingencies
Contingencies

28.  Contingencies

(a)   Insurance

The insurance industry in the Russian Federation is in a developing state and many forms of insurance protection common in other parts of the world are not yet generally available. The Group does not have full coverage for its business interruption or third party liability in respect of damage relating to Group operations, however, it has coverage against claims related to misconduct of its directors and officers. Until the Group obtains adequate insurance coverage, there is a risk that the loss or destruction of certain assets could have a material adverse effect on the Group’s operations and financial position.

(b)  Taxation contingencies

The taxation system in the Russian Federation continues to evolve and is characterised by frequent changes in legislation, official pronouncements and court decisions, which are sometimes contradictory and subject to varying interpretation by different tax authorities.

Taxes are subject to review and investigation by a number of authorities, which have the authority to impose severe fines, penalties and interest charges. A tax year generally remains open for review by the tax authorities during the three subsequent calendar years; however, under certain circumstances a tax year may remain open longer. Recent events within the Russian Federation suggest that the tax authorities are taking a more assertive and substance-based position in their interpretation and enforcement of tax legislation.

In addition, changes aimed at regulating tax consequences of transactions with foreign companies have been introduced, such as concept of beneficial ownership of income, taxation of controlled foreign companies, tax residency rules, etc. These changes may potentially impact the Group’s tax position and create additional tax risks. This legislation and practice of its application is still evolving and the impact of legislative changes should be considered based on the actual circumstances.

All these circumstances may create tax risks in the Russian Federation that are substantially more significant than in other countries. Management believes that it has provided adequately for tax liabilities based on its interpretations of applicable Russian tax legislation, official pronouncements and court decisions. However, the interpretations of the tax authorities and courts, especially due to reform of the supreme courts that are resolving tax disputes, could differ and the effect on these consolidated financial statements, if the authorities were successful in enforcing their interpretations, could be significant.

Also, in accordance with latest court practice and recent changes to the Russian tax legislation on unjustified tax benefits there is a risk that tax authorities may successfully challenge the legal form of certain transactions of the Group and apply tax treatment based on the perceived economic substance.

Management estimated tax contingencies of approximately RUB 629 million as at December 31, 2021 connected with development of the above mentioned practices and interpretations (as at December 31, 2020 – RUB 780 million).